Financial Risk Management - Undiscounted Liabilities by Maturity (Details) - EUR (€)	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Borrowings.	€ 13,052,000		€ 9,386,000
Lease liabilities		€ 2,359,000
Trade payables and other payables	445,000		135,000
Less than 1 year [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings.	343,000
Lease liabilities	513,000
Trade payables and other payables	10,142,000		8,160,000
Total	10,998,000		8,160,000
Between 1 and 2 years [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings.	10,054,000		797,000
Total	10,054,000		797,000
Between 2 and 5 years [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings.	4,790,000		8,984,000
Total	4,790,000		€ 8,984,000
Over 5 years [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings.	322,000
Total	€ 322,000